Provisions - Sensitivity analysis of actuarial assumptions used in pension plans calculation (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Rate of interest
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	0.50%	0.50%
Impact on the pension obligation for increase in parameter	€ (5,411)	€ (4,906)
Decrease in parameter	0.50%	0.50%
Impact on the pension obligation for decrease in parameter	€ 5,510	€ 5,414
Salary trend
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	0.50%	0.50%
Impact on the pension obligation for increase in parameter	€ 159	€ 171
Decrease in parameter	0.50%	0.50%
Impact on the pension obligation for decrease in parameter	€ (154)	€ (166)
Pension trend
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	1.00%	1.00%
Impact on the pension obligation for increase in parameter	€ 6,737	€ 6,227
Decrease in parameter	1.00%	1.00%
Impact on the pension obligation for decrease in parameter	€ (5,729)	€ (5,310)
Life expectancy
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Impact on the pension obligation for increase in parameter	€ 3,185	€ 2,916